1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Accounts Receivable - Trade and Harmonized Sales Tax (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Accounts Receivable - Trade and Harmonized Sales Tax

Accounts Receivable – Trade and Harmonized Sales Tax

Trade

The Company extends credit to customers on an unsecured basis and payment terms are typically 30 days from delivery or service. The Company’s receivables are primarily related to Prolieve products and services.  Management uses the aging account method to assess the company’s allowance for doubtful accounts.  The aging account method uses the number of days outstanding for the underlying invoices that have been past due.  Receivables are written off when it is determined that the underlying invoices are uncollectible.

The Company maintained an allowance for doubtful accounts of $46,363 and $47,035 as of March 31, 2018 and 2017, respectively.

Harmonized Sales Tax

During the year ended March 31, 2016 the Company had a receivable from a Canadian tax agency for a harmonized sales tax, however, management was uncertain as to the collectability of the asset.  During the year ended March 31, 2016 the Company decided to write-off the entire balance until the receivable is collected.  During the year ended March 31, 2017 the collectability was ensured and the Company recovered a significant portion of the receivable. As the recovery (write-off) is considered by the Company as an infrequent occurrence and it is not part of the trade receivable balance, the transaction is included as a gain (loss) in other income (expense) in the statements of operations and comprehensive loss for the years ended March 31, 2018, 2017 and 2016.

Accounts Receivable consisted of the following as of March 31, 2018 and 2017.

	March 31, 2018	March 31, 2017
Accounts receivable trade	$ 585,835	$ 865,018
Accounts receivable - Harmonized sales tax	5,387	202,107
Allowance for doubtful accounts	(46,363)	(47,035)
	$ 544,859	$ 1,020,091